Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Effects of Reinsurance
The following table presents the impacts of reinsurance ceded and the corresponding gross liabilities on the Consolidated Balance Sheets:

December 31,
(in millions)	2022	2021
Assets
Reinsurance assets, net of allowance	$2,980	$2,932
Reinsurance assets - Fortitude Re, net of allowance	27,794	28,472
Total Assets	$30,774	$31,404
Liabilities
Future policy benefits for life and accident and health insurance contracts	$57,266	$57,751
Policyholder contract deposits	158,966	156,846
Other policyholder funds	3,331	2,849
Total Liabilities	$219,563	$217,446
The following table presents premiums earned, policy fees, and policyholder benefits for our long-duration life insurance and annuity operations:

Years Ended December 31,
(in millions)	2022	2021	2020
Premiums
Direct	$4,739	$4,604	$4,384
Assumed*	1,318	2,265	1,073
Ceded	(964)	(1,232)	(1,116)
Net	$5,093	$5,637	$4,341
Policy Fees
Direct	$3,048	$3,131	$2,957
Assumed	—	—	—
Ceded	(76)	(80)	(83)
Net	$2,972	$3,051	$2,874
Policyholder benefits
Direct	$9,388	$10,583	$9,092
Assumed	92	78	32
Ceded	(2,148)	(2,611)	(2,522)
Net	$7,332	$8,050	$6,602
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*Assumed premiums includes premium from pension risk transfer agreements of $1.3 billion, $2.3 billion, and $1.1 billion for the years ended December 31, 2022, 2021 and 2020, respectively.

Summary of Assets Supporting Funds Withheld Arrangements
There is a diverse pool of assets supporting the funds withheld arrangements with Fortitude Re. The following summarizes the composition of the pool of assets:

	December 31, 2022		December 31, 2021
(in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value	Corresponding Accounting Policy
Fixed maturity securities - available for sale	$16,339	$16,339	$27,180	$27,180	Fair value through other comprehensive income
Fixed maturity securities - fair value option	3,485	3,485	1,593	1,593	Fair value through net investment income
Commercial mortgage loans	3,490	3,241	3,179	3,383	Amortized cost
Real estate investments	133	348	201	395	Amortized cost
Private equity funds/hedge funds	1,893	1,893	1,606	1,606	Fair value through net investment income
Policy loans	355	355	380	380	Amortized cost
Short-term Investments	69	69	50	50	Fair value through net investment income
Funds withheld investment assets	25,764	25,730	34,189	34,587
Derivative assets, net(a)	90	90	81	81	Fair value through realized gains (losses)

Other(b)	731	731	476	476	Amortized cost
Total	$26,585	$26,551	$34,746	$35,144
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(a)The derivative assets and liabilities have been presented net of cash collateral. The derivative assets supporting the Fortitude Re funds withheld arrangements had a fair market value of $189 million and $387 million as of December 31, 2022 and December 31, 2021, respectively. These derivative assets and liabilities are fully collateralized either by cash or securities.
(b)Primarily comprised of Cash and Accrued investment income.

Summary of The Impact of Funds Withheld Arrangements
The impact of the funds withheld arrangements with Fortitude Re was as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Net investment income - Fortitude Re funds withheld assets	$891	$1,775	$1,427
Net realized gains (losses) on Fortitude Re funds withheld assets:
Net realized gains (losses) Fortitude Re funds withheld assets	(397)	924	1,002
Net realized losses Fortitude Re funds withheld embedded derivatives	6,347	(687)	(3,978)
Net realized gains (losses) on Fortitude Re funds withheld assets	5,950	237	(2,976)
Income (loss) before income tax benefit (expense)	6,841	2,012	(1,549)
Income tax benefit (expense)*	(1,437)	(423)	325
Net income (loss)	5,404	1,589	(1,224)
Change in unrealized appreciation (depreciation) of the invested assets supporting the Fortitude Re modco arrangement classified as available for sale*	(5,064)	(1,488)	1,165
Comprehensive income (loss)	$340	$101	$(59)
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*The income tax expense (benefit) and the tax impact in accumulated other comprehensive income was computed using Corebridge’s U.S. statutory tax rate of 21%.

Reinsurance Recoverable, Allowance for Credit Loss
The following table presents a roll forward of the reinsurance recoverable allowance:

	Years Ended December 31,
(in millions)	2022	2021
Balance, beginning of year	$101	$83
Current period provision for expected credit losses and disputes	8	18
Write-offs charged against the allowance for credit losses and disputes	—	—
Other changes	(25)
Balance, end of year	$84	$101